Commitment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosures Of Commitments [Abstract]
Summary of Commitments Under the Financing Guarantee Contracts [text block]	The following table sets forth the balance of such commitments under the financing guarantee contracts for which the Group does not consolidate the underlying loans.

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000
Financing guarantee commitments	68,017,023	67,470,208